Investment Strategy	May 22, 2026
Porter & Company Property & Casualty Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in component securities of the P&C Insurance Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the P&C Insurance Index in approximately the same proportions as in the P&C Insurance Index.
However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the P&C Insurance Index as a whole when the Fund’s Adviser, believes it is in the best interests of the Fund (e.g., when replicating the P&C Insurance Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the P&C Insurance Index).

The Fund may also invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

The Fund may hedge its sensitivity to diversification risk by investing in derivatives including swaps, swaptions, futures contracts and credit derivatives.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Information About the Porter & Co. P&C Insurance Index

The P&C Insurance Index is a rules-based, equity index designed to provide exposure to leading publicly traded property and casualty (“P&C”) insurance companies. Construction of the P&C Insurance Index starts with an initial universe of the publicly traded property and casualty insurance companies included in the VettaFi Full World Ex US ADR Index which provides coverage of US listed companies in the VettaFi Full World Ex US index which includes the country/sector exposures of its corresponding equity market index. Constituents are selected annually from the Porter & Co. Leading Underwriters Property and Casualty list, with the top 20 ranked companies included in the P&C Insurance Index, subject to the following eligibility requirements:

1.The company must have readily available market capitalization data.
2.The company must have publicly reported combined ratio data based on its most recent financial disclosures.
3.The company must have a market capitalization of at least $1.5 billion.
4.The company must be primarily engaged in property & casualty insurance underwriting or reinsurance. Companies primarily engaged in title insurance, financial guaranty, insurance brokerage, managing general agency/fronting operations, or conglomerate holding companies are excluded.
5.Health and Life insurance cannot generate more than 15% of the company’s total revenues.
6.Three-year average return on equity (“ROE”) ≥ 5%.

The P&C Insurance Index limits any single Constituent (or issuer) to a maximum 10% weight. Excess weight from capped Constituents is proportionally redistributed to all remaining uncapped constituents.

The P&C Insurance Index employs a weighting methodology that incorporates underwriting performance, as measured by each company’s combined ratio, with companies exhibiting lower combined ratios receiving higher weight adjustments and companies with higher combined ratios receiving lower adjustments. Final weights are normalized to 100%. The P&C Insurance Index is reconstituted and rebalanced annually after publication of the updated Porter & Co. Leading Underwriters Property and Casualty list and is otherwise maintained in accordance with standard index procedures for corporate actions.

The P&C Insurance Index is reconstituted and rebalanced annually following the publication of the updated Porter & Co. Leading Underwriters Property and Casualty list (the “Underlying List”).

At each annual reconstitution:
•The Top 20 eligible companies are selected.
•Market capitalizations are updated.
•Combined ratios are reviewed.
•Constituent weights are reset accordingly.
The P&C Insurance Index is sponsored by Porter & Company, LLC (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Tuttle Capital Management, LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider maintains and publishes or designates a third-party index calculation agent to publish information regarding the market value of the P&C Insurance Index. Neither the Adviser nor its affiliates have any ability to select P&C Insurance Index components or change the P&C Insurance Index methodology.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in component securities of the P&C Insurance Index.
Porter & Company Capital Efficiency Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in component securities of the Capital Efficiency Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Capital Efficiency Index in approximately the same proportions as in the Capital Efficiency
Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Capital Efficiency Index as a whole when the Fund’s Adviser, believes it is in the best interests of the Fund (e.g., when replicating the Capital Efficiency Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Capital Efficiency Index).

The Fund may also invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

The Fund may hedge its sensitivity to diversification risk by investing in derivatives including swaps, swaptions, futures contracts and credit derivatives.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Information About the Porter & Co. Capital Efficiency Index

The Capital Efficiency Index is a rules-based index designed to track U.S. listed companies with strong profitability, capital efficiency, growth, and shareholder return characteristics. Construction of the Capital Efficiency Index starts with an initial universe of companies included in the VettaFi Full World Ex US ADR Index which provides coverage of US listed of companies in the VettaFi Full World Ex US index which includes the country/sector exposures of its corresponding equity market index. The Capital Efficiency Index universe includes U.S.-traded stocks in the initial universe with a market capitalization of at least $1 billion. The Capital Efficiency Index universe excludes companies classified as banks, insurance companies, investment companies, and real estate investment trusts (REITs) (as determined by the Intercontinental Exchange's (ICE) Uniform Entity Sectors (UES) classification system). Non-REIT real estate, financial services, and payments companies remain eligible. Companies must meet specified five-year historical thresholds for free cash flow margin, return on assets, return on invested capital, operating margin, sales growth, and cash returned to shareholders to qualify for inclusion.

Eligible companies are weighted based on their relative five-year average free cash flow margins, with higher-margin companies receiving greater weights. Companies must meet all of the following quantitative criteria, each measured using five-year historical averages (unless otherwise noted):
•5-Year Average Free Cash Flow Margin ≥ 10%
•5-Year Average Return on Assets ≥ 15%
•Cash Returned to Shareholders ≥ 10%, calculated as (dividends paid + share repurchases) / revenue for the most recent full fiscal year (note: single-year measurement, not a 5-year average)
•5-Year Average Sales Growth ≥ 5%
•5-Year Average Operating Margin ≥ 10%
•5-Year Average Return on Invested Capital ≥ 20%

The Capital Efficiency Index is reconstituted and rebalanced annually and is otherwise maintained in accordance with standard index procedures. The Capital Efficiency Index is generally comprised of 50 companies which may change upon rebalances.

The Capital Efficiency Index is sponsored by Porter & Company, LLC (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Tuttle Capital Management, LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider maintains and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Capital Efficiency Index. Neither the Adviser nor its affiliates have any ability to select Capital Efficiency Index components or change the Capital Efficiency Index methodology.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in component securities of the Capital Efficiency Index.
Porter & Company Lindy Effect Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in component securities of the Lindy Effect Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Lindy Effect Index in approximately the same proportions as in the Lindy Effect Index. However, the
Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Lindy Effect Index as a whole when the Fund’s Adviser, believes it is in the best interests of the Fund (e.g., when replicating the Lindy Effect Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Lindy Effect Index).

The Lindy Effect essentially states that the longer an asset (investment product, company or technology) exists and shows stable results, the higher the probability of its long-term survival. Investors often use this principle when making investment decisions, favoring assets that have a long history. A company's long history of success can be viewed as an indicator of its stability and reliability. The Lindy Effect Index is a rules-based equity index designed to provide exposure to established U.S. companies demonstrating long operating histories, sustained profitability, consistent growth, capital efficiency, and valuation discipline (a “Lindy”-inspired approach emphasizing durability and financial strength).

The Fund may also invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

The Fund may hedge its sensitivity to diversification risk by investing in derivatives including swaps, swaptions, futures contracts and credit derivatives.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Information About the Porter & Co. Lindy Effect Index

The Lindy Effect Index is a rules-based index designed to provide exposure to established U.S. listed companies exhibiting longevity, consistent profitability, sustainable growth, capital efficiency, and reasonable valuation characteristics, consistent with a “Lindy”-inspired investment approach.

The Lindy Effect Index universe begins with companies listed on the VettaFi Full World ADR Index (the "ADR Index"). The ADR Index is currently comprised of more than 1,300 companies and provides coverage of US listed of companies in the VettaFi Full World index. The ADR index targets the country/sector exposures of its corresponding equity market index. The Lindy Effect Index Universe specifically excludes companies classified as banks, insurance companies, investment companies, and real estate investment trusts (REITs) (as determined by the Intercontinental Exchange's (ICE) Uniform Entity Sectors (UES) classification system).

To be included in the Lindy Effect Index Universe, companies must meet the following minimum financial thresholds, each measured using five-year historical averages:
•5-Year Average Return on Equity (ROE) or Return on Assets (ROA) ≥ 15%
•5-Year Average Revenue Growth ≥ 5% per year
•5-Year Average Capital Efficiency ≥ 10%, defined as Free Cash Flow divided by Revenue

Companies that satisfy all eligibility requirements proceed to the scoring process described below.

Eligible companies are weighted using a two-factor methodology that combines company longevity and price stability. For each eligible company, two percentile ranks are calculated:

•Age Rank: Each company’s founding year is converted to a percentile rank, with longer-operating companies receiving higher ranks.
•Inverse Beta Rank: Each company’s beta (calculated on a three-year monthly basis against a broad U.S. equity market benchmark) is inverted and converted to a percentile rank, with lower-beta (more stable) companies receiving higher ranks.
The two percentile ranks are multiplied together to produce a composite weighting score for each company. Constituents are then weighted proportionally based on their composite weighting scores, with higher-scoring companies receiving greater weights. All weights are normalized so that the aggregate weight of all constituents equals 100% at each reconstitution.

No single company may exceed 7.5% of the Lindy Effect Index. Excess weight resulting from this cap is redistributed proportionally among the uncapped constituents. The Lindy Effect Index's composition is variable and is currently comprised of 25 companies but may expand up to 50 companies upon a rebalancing. The Lindy Effect Index is reconstituted and rebalanced annually and maintained in accordance with standard index procedures.

This approach results in an index that emphasizes companies demonstrating greater longevity, stronger profitability, higher growth, superior capital efficiency, and more attractive valuations relative to peers.

The Lindy Effect Index is reconstituted and rebalanced annually. At each annual reconstitution:
•The market capitalization and age thresholds are reapplied.
•All financial metrics are updated using the most recent five-year data.
•Composite scores are recalculated.
•Constituent weights are reset based on updated scores.

The Lindy Effect Index is sponsored by Porter & Company, LLC (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Tuttle Capital Management, LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider maintains and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Lindy Effect Index. Neither the Adviser nor its affiliates have any ability to select Lindy Effect Index components or change the Lindy Effect Index methodology.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in component securities of the Lindy Effect Index.
Porter & Company Permanent Portfolio Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in component securities of the Porter Portfolio Index. The Fund will use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Porter Portfolio Index in approximately the same proportions as in the Porter Portfolio Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Porter Portfolio Index as a whole when the Fund’s Adviser, believes it is in the best interests of the Fund (e.g., when replicating the Porter Portfolio Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Porter Portfolio Index).

The Fund may hedge its sensitivity to diversification risk by investing in derivatives including swaps, swaptions, futures contracts and credit derivatives.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

The Fund’s Portfolio Composition
The Fund will not invest directly in Bitcoin or precious metals. Rather, the Fund seeks to gain exposure through investments in a subsidiary organized in the Cayman Islands, the Porter & Company Porter Portfolio Index (Cayman) Portfolio S.P. (the “Porter Portfolio Subsidiary”). The Porter Portfolio Subsidiary is wholly-owned and controlled by the Fund.

The Fund’s investment in the Porter Portfolio Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”) as of each quarter-end in accordance with the Internal Revenue Code of 1986, as amended (the “Code”). However, if the Fund’s hard assets in the Cayman Porter Portfolio Subsidiary perform well, the Fund’s investments in the Cayman Porter Portfolio may temporarily exceed 25% of the Fund’s total assets until the next rebalancing. In such a circumstance, the Adviser will temporarily adjust the allocations of the Fund's total assets to satisfy the quarter-end requirement. The Fund’s investment in the Porter Portfolio Subsidiary is intended to provide the Fund with exposure to Bitcoin and precious metals returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Code. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Porter Portfolio Subsidiary.

The Porter Portfolio Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in investments that provide exposure to Bitcoin and precious metals. The Fund will aggregate its investments with the Porter Portfolio Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the Porter Portfolio Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the Porter Portfolio Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the Porter Portfolio Subsidiary constitute principal investment strategies and principal risks of the
Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the Porter Portfolio Subsidiary.

The Fund (and the Porter Portfolio Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the Porter Portfolio Subsidiary’s investments. The Fund may also invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund, and other short-term fixed income ETFs.

Information About the Porter & Co. Porter Portfolio Index

The Porter Portfolio Index is a rules-based multi-asset index designed to provide diversified exposure across property and casualty insurance equities, quality-oriented equities, hard assets and short-term fixed income securities.

Under normal circumstances, the Porter Portfolio Index allocates:
•25% of net assets to property and casualty Insurance companies
•25% of net assets to capital efficient equities
•25% of net assets in hard assets, such as Bitcoin and precious metals
•25% of net assets in short-term fixed income investments

Each component is assigned its target percentage weight as set forth above. The Porter Portfolio Index is rebalanced annually to restore target allocations and is maintained in accordance with standard index procedures. At each rebalancing, weights are reset to these target allocations and any substitutions (if required) are implemented. Because allocations are predetermined rather than market capitalization-based, the Porter Portfolio Index reflects a strategic asset allocation approach. The Porter Portfolio Index is generally comprised of 32 companies which may change upon rebalances.

The Porter Portfolio Index is sponsored by Porter & Company, LLC (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Tuttle Capital Management, LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider maintains and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Porter Portfolio Index. Neither the Adviser nor its affiliates have any ability to select Porter Portfolio Index components or change the Porter Portfolio Index methodology.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in component securities of the Porter Portfolio Index.